Subsequent events	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

23. Subsequent Events

(a) Interest Rate Derivative: In January 2013, the Company entered into an interest rate transaction with a bank in respect of the Petra loan for an initial notional amount of $14,000 and duration of five years at a fixed rate of 0.98%.

(b) Second Hand Vessels Acquisitions: In January 2013, the Company took delivery of Paraskevi, a 74,300 dwt, Japanese built secondhand Panamax class vessel. The relevant MoA had been signed in December 2012 and provided for an acquisition cost of $13,850, of which $2,770, was paid on signing of the MoA in December 2012 and the remaining $11,080, was paid on vessel's delivery to the Company in January 2013. In January 2013, the Company entered into a MoA for the acquisition of a 83,700 dwt Japanese built secondhand Kamsarmax class vessel, to be named Pedhoulas Commander. The MoA provides for an acquisition cost of $19,400, of which $1,940 was paid on signing of the MoA in January 2013 and the remaining $17,460 will be paid on vessel's delivery scheduled to the Company in March 2013.

(c) Formation of subsidiaries: In January 2013, the Company formed the subsidiary Vasstwo Shipping Corporation, incorporated under the laws of the Republic of Liberia.

(d) Addendum of MoA: In January 2013, the Company agreed to a new scheduled delivery of Hull 1659, to be in the first half of 2014, instead of the initial scheduled delivery in the second half of 2013.

(e) Early redelivery: On December 28, 2012, we agreed with the charterer of the Maritsa the early termination of a charter party of which the contracted earliest redelivery date was January 29, 2015. The vessel was redelivered to us in January 2013, whereupon we received cash compensation of $13,060. The vessel has subsequently been chartered with the same charterer for a minimum period of 22 months at a gross daily charter rate of $8.

(f) Dividend declaration: On February 18, 2013, the Board of Directors declared a dividend of $0.05 per common share, totaling $3,834, payable to all shareholders of record as of March 4, 2013, on March 8, 2013.